FINANCIAL INSTRUMENTS - Fair Values (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Fair values:
Cash and cash equivalents, carrying value	$ 424,714,000		$ 66,913,000		$ 164,717,000	$ 122,231,000
Investment in available-for-sale securities, carrying value	353,034,000		0
Long-term debt - floating	276,575,000	[1]	771,549,000	[1]
Obligations under capital leases	0	[1]	405,843,000	[1]
Impairment of long-term assets	500,000		500,000		4,500,000
Other long-term assets	6,238,000		6,324,000
Level 1
Fair values:
Cash and cash equivalents, carrying value	424,714,000		66,913,000
Cash and cash equivalents, fair value	424,714,000		66,913,000
Restricted cash and short-term investments	1,551,000		213,282,000
Investment in available-for-sale securities, carrying value	353,034,000		0
Investment in available-for-sale securities, fair value	353,034,000		0
Amounts due from Golar Partners	34,953,000		0
Amounts due from Golar Partners, fair value	36,109,000		0
Long-term debt - fixed, carrying value	228,331,000	[1]	0	[1]
Long-term debt - fixed, fair value	251,250,000	[1]	0	[1]
Level 3
Fair values:
Cost method investments	198,524,000		7,347,000
Level 2 | Interest rate swap
Fair values:
Interest rate cash flow hedge liability	26,472,000	[2],[3]	59,084,000	[2],[3]
Level 2 | Interest rate swap | Cash flow hedging
Fair values:
Fair value/carrying value of derivatives	12,900,000		25,900,000
Notional value	180,100,000		436,300,000
Level 2 | Currency swap
Fair values:
Foreign currency derivative liability	$ 970,000	[3]	$ 27,622,000	[3]

[1]	The Company's debt and capital lease obligations were recorded at amortized cost in the consolidated balance sheet.
[2]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[3]	The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash hedge as at December 31, 2012 and 2011, was $12.9 million (with a notional value of $180.1 million) and $25.9 million (with a notional value of $436.3 million), respectively. The expected maturity of these interest rate agreements is from June 2014 to April 2015.